Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings
19. Borrowings

	2024	2023
	£m	£m
Current
Bonds	413	588
Bank overdrafts	171	358
Total current borrowings	584	946
Non-current
Bonds	3,744	3,775
Total borrowings	4,328	4,721
The Group estimates that the fair value of bonds is £3,964 million at 31 December 2024 (2023: £4,120 million). The fair values of the bonds are based on quoted market prices and are within Level 1 of the fair value hierarchy.
The fair value of the Group's other financial liabilities held at amortised cost approximate to their fair value.
Bonds
US$ bonds At 31 December 2024, the Group had in issue $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043. In September 2024, $750 million of 3.75% bonds were repaid.
Eurobonds At 31 December 2024, the Group had in issue €500 million of 1.375% bonds due March 2025, €750 million of 2.25% bonds due September 2026, €750 million of 2.375% bonds due May 2027, €550 million of 4.125% bonds due May 2028, €351 million of 3.625% bonds due September 2029, €600 million of 1.625% bonds due March 2030 and €500 million of 4% bonds due September 2033.

In March 2024, the Group issued €600 million of 3.625% bonds and €650 million of 4% bonds due September 2029 and 2033, respectively. In December 2024, the Group repurchased €249 million of the 3.625% bonds and €150 million of the 4% bonds. Additionally, the Group repurchased €200 million of 4.125% bonds due May 2028.
Sterling bonds At 31 December 2024, the Group had in issue £250 million of 3.75% bonds due May 2032 and £380 million of 2.875% bonds due September 2046. By June 2024, the Group repurchased £20 million of 2.875% bonds due September 2046.
Revolving Credit Facility
In 2024, the Group initially had a five-year Revolving Credit Facility of $2.5 billion, set to mature in March 2026. In February 2024, this facility was refinanced for an additional five years, extending the maturity to February 2029, with the option for two further one-year extensions and no financial covenants. The first of the two-year extension options was triggered in January 2025, effective from February 2025 to extend the maturity to February 2030. Up until the refinancing date, the Group had no borrowings under the original facility (2023: $41 million; average interest rate: 4.54%). At 31 December 2024 the Revolving Credit Facility remained undrawn.
Commercial paper programmes
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper in issue in 2024 was $194 million (2023: $433 million) at an average interest rate of 5.36% (2023: 5.45%) inclusive of margin. The Group had no Euro commercial paper in issue in 2024 (2023: £45 million at an average rate of 4.90%) inclusive of margin and inclusive of the effect of currency swaps, where applicable. There was no US or Euro commercial paper outstanding at 31 December 2024.
Analysis of change in financing activities (inclusive of leases)
The table below details changes arising from financing activities, including both cash and non-cash changes.

2024	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,363	(27)	—	(163)	(16)	4,157
Derivatives (notes 15, 16 and 17)	(31)	(14)	—	60	37	52
Lease liabilities (note 10)[2]	2,154	(377)	—	(36)	279	2,020
Liabilities from financing activities	6,486	(418)	—	(139)	300	6,229
Cash and cash equivalents (note 18)	(2,218)	(604)	79	105	—	(2,638)
Bank overdrafts	358	(172)	—	(15)	—	171
	4,626	(1,194)	79	(49)	300	3,762

2023	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,465	(49)	49	(99)	(3)	4,363
Derivatives (notes 15, 16 and 17)	52	(46)	—	(51)	14	(31)
Lease liabilities (note 10)[2]	2,210	(362)	2	(75)	379	2,154
Liabilities from financing activities	6,727	(457)	51	(225)	390	6,486
Cash and cash equivalents (note 18)[3]	(2,492)	189	(23)	108	—	(2,218)
Bank overdrafts[3]	506	(120)	—	(28)	—	358
	4,741	(388)	28	(145)	390	4,626
Notes
[1]Borrowings as presented in this table includes bonds and excludes bank overdrafts. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs.
[2]Repayment of lease liabilities includes £95 million (2023: £103 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 9). Interest and other within lease liabilities comprises interest on leases and lease liability additions and disposals (note 10).
[3]Prior year figures have been re-presented to reflect the separation of foreign exchange between cash and cash equivalents and bank overdrafts.